SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - White River Holdings Corp [Member] - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Future gross revenue		$ 12,801,590	$ 17,838,848
Less: Future production tax expense		(602,982)	(1,181,379)
Future gross revenue after production taxes		12,198,608	16,657,469
Less: Future operating costs		(6,098,161)	(7,577,657)
Less: Ad Valorem Taxes		(167,657)	(159,814)
Less: Development costs		(565,085)	(870,357)
Future net income (loss) before taxes		5,367,705	8,049,641
Less: Future income tax expense	[1]
10% annual discount for estimated timing of cash flows		(1,822,233)	(2,347,850)
Discounted future net cash flows		$ 3,545,472	$ 5,701,791

[1]	The Company has sufficient tax deductions and allowances related to proved oil and gas reserves to offset future net revenues.